Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2022	¥ 1,290
2023	174,920
2024	609
2025	417
2026	237
Thereafter	3,567
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 181,040	¥ 350,608